FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments
Schedule of Financial instruments measured at fair value

	Balance at June 30,			Balance at December 31,
	2025			2024
	Level 1	Level 3	Total	Level 3	Total
Fair value through profit and loss:
Assets
Derivative financial instruments (a)	$1,408	$—	$1,408	$—	$—

Liabilities
Warrants (c)	—	—	—	(2,429)	(2,429)

Fair value through other comprehensive income:
Assets
Non-listed equity investments (b)	—	5,000	5,000	—	—

Total current financial assets	$949	$—	$949	$—	$—
Total non-current financial assets	$459	$5,000	$5,459	$—	$—

Total non-current financial liabilities	$—	$—	$—	$2,429	$2,429

Schedule of warrants liability

June 30, 2025

Balance as of January 1,	$2,429
Gain from remeasurement to fair value through profit or loss	(303)
Reclassified from a financial liability to an equity instrument	(2,126)
Balance as of June 30, 2025	$—